Income Taxes - Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (85)	$ 125
Deferred tax assets:
Tax loss carryforwards and other tax credits	480	446
Accounts payable and accrued expenses	745	1,084
Intangible assets, net and other	177	130
Total deferred tax assets, gross	1,402	1,660
Presentation of net position by same legal entity	(886)	(987)
Total deferred tax asset, net in the statement of financial position	516	673
Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net	(1,382)	(1,298)
Investments and other assets	(105)	(237)
Total deferred tax liabilities, gross	(1,487)	(1,535)
Presentation of net position by same legal entity	886	987
Total deferred tax liabilities, net in the statement of financial position	(601)	(548)
Net deferred tax assets (liabilities)	(85)	125
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	312	393
Deferred tax assets:
Total deferred tax asset, net in the statement of financial position	443	518
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(131)	(125)
Net deferred tax assets (liabilities)	312	393
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(397)	(268)
Deferred tax assets:
Total deferred tax asset, net in the statement of financial position	73	155
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(470)	(423)
Net deferred tax assets (liabilities)	$ (397)	$ (268)